CONSOLIDATED INCOME STATEMENTS (Parenthetical)	Mar. 31, 2021	Mar. 31, 2020	Jul. 30, 2019	Jul. 29, 2019
CONSOLIDATED INCOME STATEMENTS
ADS ratio	8	8	8	1